Commitments (Details) - Schedule of future minimum payments under non-cancelable operating leases	Dec. 31, 2021 USD ($)
Schedule of future minimum payments under non-cancelable operating leases [Abstract]
2021	$ 272,089
2022	208,970
2023	3,912
Total future minimum payments	$ 484,971